SHAREHOLDERS' EQUITY - Schedule of Expenses (Details) - Stock Options - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Compensation expense
Share-based compensation	$ 750	$ 941
Unrecognized compensation costs relating to stock option awards outstanding	1,276	1,476
Total intrinsic value of exercised options	29	0
Intrinsic value associated with outstanding options	0	0
Total intrinsic value of fully vested options	0	0
Research and Development
Compensation expense
Share-based compensation	182	172
Selling and Marketing
Compensation expense
Share-based compensation	239	204
General and Administration
Compensation expense
Share-based compensation	$ 329	$ 565